INVESTMENTS (Tables)	12 Months Ended	9 Months Ended
	Oct. 31, 2013	Jul. 31, 2014 Investment In Videocon [Member]
INVESTMENTS (Tables) [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Table Text Block]
Investment in Videocon
Fair Value as of October 31, 2011	$ 5,382,051
Unrealized loss	(653,684)
Fair Value as of October 31, 2012	$ 4,728,367
Reversal of unrealized loss as of October 31, 2012	653,684
Other than temporary impairment	(1,184,710)
Fair Value as of October 31, 2013	$ 4,197,341

Investment in Videocon

Fair Value as of October 31, 2013	$4,197,341
Unrealized loss	(46,371)
Fair Value as of July 31 2014	$4,150,970